MONARCH AMBASSADOR INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	COMMODITY - 6.1%
70,626	iShares Gold Trust(a)	$ 2,627,287

	FIXED INCOME - 93.9%
101,236	Invesco Taxable Municipal Bond	2,697,939
59,945	iShares 1-3 Year Treasury Bond ETF	4,896,308
26,078	iShares 20+ Year Treasury Bond ETF	2,685,773
60,239	iShares 7-10 Year Treasury Bond ETF	5,907,036
54,906	iShares Core U.S. Aggregate Bond ETF	5,412,084
65,482	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,047,174
86,576	iShares MBS ETF	8,136,413
41,908	SPDR Bloomberg Convertible Securities ETF	2,801,969
36,989	SPDR Portfolio Short Term Corporate Bond ETF	1,091,915
		40,676,611

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,667,891)	43,303,898

	TOTAL INVESTMENTS - 100.0% (Cost $43,667,891)	$ 43,303,898
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	5,198
	NET ASSETS - 100.0%	$ 43,309,096

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) (b)	Non-income producing security. Percentage rounds to less than 0.1%.